Income Taxes - Schedule of Income Tax and Social Contribution Expense (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Income Tax and Social Contribution Expense [Abstract]
Profit before taxes		$ 815,341	$ 1,197,121	$ 2,245,943	$ 2,101,737
Brazilian statutory corporate tax rate		(34.00%)	(34.00%)	(34.00%)	(34.00%)
Expected tax expense		$ (277,216)	$ (407,021)	$ (763,621)	$ (714,591)
Adjustments to reconcile taxable income tax expense (benefit):
Share of profit of equity-accounted investees		1,520	1,324	5,103	(79)
Non-taxable tax benefits	[1]	58,032	55,412	165,056	164,991
Transfer pricing adjustments			59,613		(7,126)
Difference of tax rates on taxable income from foreign subsidiaries		49,938	(2,239)	96,902	128,842
Profits taxed by foreign jurisdictions	[2]	44,406	61,803	(37,591)	25,925
Deferred income tax not recognized		10,026	(203,623)	86,093	(199,592)
Dividends paid abroad		(10,809)		(10,809)	(10,483)
Non-taxable interest - foreign subsidiaries		3,151	3,909	9,414	11,715
Donations and social programs	[3]		1,176		(929)
SELIC interest on tax credits		2,631	1,050	33,946	5,169
Brazilian tax incentive law - Lei do Bem				1,397
Other permanent differences		(52,896)	(11,919)	(37,060)	3,658
Current and deferred income tax expense		(171,217)	(440,515)	(451,170)	(592,500)
Current income tax		(185,942)	(142,382)	(576,398)	(399,199)
Deferred income tax		14,725	(298,133)	125,228	(193,301)
TOTAL INCOME TAXES		$ (171,217)	$ (440,515)	$ (451,170)	$ (592,500)
Effective income tax rate		(21.00%)	(36.80%)	(20.09%)	(28.19%)

[1]	The Group and its subsidiaries have subsidies granted by state governments, as a presumed credit, in accordance with the regulations of each state. The amounts appropriated from this tax incentive as revenue in the income statement are excluded in the calculation of taxes on profit, when the requirements set out in current legislation are met.
[2]	According to Law No. 12,973/14, the income from foreign subsidiaries must be taxed at the Brazilian statutory tax rate of 34%, and the income tax paid abroad by these subsidiaries may be used to compensate income taxes to be paid in Brazil. The results obtained from foreign subsidiaries are subject to taxation by the countries where they are based, according to applicable rates and legislation (profits taxed by-foreign jurisdictions included in the reconciliation of income tax and social contribution expense). The Group analyzes the results of each subsidiary for the application of its income tax legislation, in order to respect the treaties signed by Brazil and avoid double taxation.
[3]	Refers to donations made by the indirect subsidiary JBS S.A., as described in note 25 - Expenses by nature.